SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Six month period ended June 30, 2018 (unaudited)
Revenues	87,189	33,605	120,794
Operating income	29,433	898	30,331
Expenditures for assets	6,802	282	7,084
Depreciation and amortization	4,517	218	4,735

Six month period ended June 30, 2017 (unaudited)
Revenues	81,437	32,010	113,447
Operating income	25,487	2,482	27,969
Expenditures for assets	2,846	250	3,096
Depreciation and amortization	4,847	133	4,980

As of June 30, 2018 (unaudited)
Assets	77,364	17,666	95,030
Goodwill	1,645	1,942	3,587

As of December 31, 2017
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777

Reconciliation of Reporting Information from Segments to Consolidated Totals
Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Total revenues of reportable segment and consolidated revenues	120,794	113,447

Operating income
Total operating income for reportable segments	30,331	27,969
Unallocated amounts:
Financing income, net	568	841
Consolidated income before taxes on income	30,899	28,810

	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Other significant items
Total expenditures for assets of reportable segments	7,084	3,096
Unallocated amounts	2,717	3,159
Consolidated total expenditures for assets	9,801	6,255

Total depreciation and amortization for reportable segments	4,735	4,980
Unallocated amounts	1,954	1,487
Consolidated total depreciation and amortization	6,689	6,467

	US dollars
	June 30,	December 31,
(in thousands)	2018	2017
	(unaudited)
Assets
Total assets for reportable segments (*)	98,617	116,353
Other unallocated amounts:
Current assets	68,350	59,412
Investments in affiliated and other companies	15,960	16,221
Property and equipment, net	15,005	15,092
Other unallocated amounts	9,236	8,081
Consolidated total assets (at period end)	207,168	215,159

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas
Geographic information

	Revenues
	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Israel	62,410	56,859
United States	4,184	4,040
Brazil	45,198	42,333
Argentina	6,307	7,906
Others	2,695	2,309
Total	120,794	113,447

	Property and equipment, net
	US dollars
	June 30,	December 31,
(in thousands)	2018	2017
	(unaudited)
Israel	16,580	16,757
United States	169	118
Brazil	17,813	17,969
Argentina	2,670	4,203
Total	37,232	39,047